Long-term debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of debt

	As of
	December 31,
(in thousands of U.S. dollars)	2019	2018
Lampung facility:
Export credit tranche	$94,210	$109,096
FSRU tranche	22,812	26,988
Gallant facility:
Commercial tranche	—	111,264
Export credit tranche	—	29,333
Grace facility:
Commercial tranche	—	135,813
Export credit tranche	—	27,750
$385 million facility:
Commercial tranche	249,635	—
Export credit tranche	51,167	—
Revolving credit tranche	48,300	—
Outstanding principal	466,124	440,244
Lampung facility unamortized debt issuance cost	(4,309)	(5,809)
Gallant facility unamortized fair value of debt assumed	—	215
Grace facility unamortized fair value of debt assumed	—	895
$385 million facility unamortized debt issuance costs	(4,854)	—
Total debt	456,961	435,545
Less: Current portion of long-term debt	(44,660)	(45,458)
Long-term debt	$412,301	$390,087

Schedule of outstanding principal on long-term debt

(in thousands of U.S. dollars)	Total
2020	$44,660
2021	123,557
2022	25,597
2023	25,597
2024	25,597
2025 and thereafter	221,116
Total	$466,124